Financial assets at amortised cost - Loans and advances to banks (Details) - GBP (£) £ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
Allowance for impairment losses	£ (3,371)	£ (3,213)
Total loans and advances to banks	4,202	3,692
Loans and Advances to Banks [Member]
Disclosure of financial assets [line items]
Balance	3,693
Exchange and other movements	(20)	58
Additions (repayments)	530	1,503
Disposal of businesses		(2,052)
Balance	4,203	3,693
Allowance for impairment losses	(1)	(1)
Total loans and advances to banks	4,202	3,692	£ 4,184
Stage 1
Disclosure of financial assets [line items]
Allowance for impairment losses	(700)	(640)
Stage 1 | Loans and Advances to Banks [Member]
Disclosure of financial assets [line items]
Balance	3,691
Exchange and other movements	(22)	58
Additions (repayments)	530	1,503
Disposal of businesses		(2,052)
Balance	4,189	3,691
Allowance for impairment losses	(1)	(1)
Total loans and advances to banks	4,188	3,690	4,182
Stage 1 | Stage 2 | Loans and Advances to Banks [Member]
Disclosure of financial assets [line items]
Transfer	(10)
Stage 2
Disclosure of financial assets [line items]
Allowance for impairment losses	(1,031)	(1,055)
Stage 2 | Loans and Advances to Banks [Member]
Disclosure of financial assets [line items]
Balance	2
Exchange and other movements	2
Balance	14	2
Total loans and advances to banks	14	2	£ 2
Stage 2 | Stage 2 | Loans and Advances to Banks [Member]
Disclosure of financial assets [line items]
Transfer	10
Stage 3
Disclosure of financial assets [line items]
Allowance for impairment losses	(1,459)	(1,440)
Purchased or originated credit impairment
Disclosure of financial assets [line items]
Allowance for impairment losses	£ (181)	£ (78)